Derivative financial instruments - Narrative (Details)	Dec. 31, 2025 hedge	Dec. 31, 2025	Dec. 31, 2025 japaneseYenPerPound	Dec. 31, 2025 $ / lb	Dec. 31, 2025 $ / lb	Dec. 31, 2024 hedge	Dec. 31, 2024	Dec. 31, 2024 japaneseYenPerPound	Dec. 31, 2024 $ / lb	Dec. 31, 2024 $ / lb
Fair value hedges | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Number of hedges	1,023					946
Average rate of hedging instrument		2.70%					2.60%
Fair value hedges | Fixed interest rate | Inflation risk
Disclosure of detailed information about financial instruments [line items]
Number of hedges	87					105
Average rate of hedging instrument		0.30%					0.20%
Cash flow hedges | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate of hedging instrument			162.56	1.26	1.98			149.87	1.27	1.94
Cash flow hedges | Foreign exchange derivatives | Japan, Yen
Disclosure of detailed information about financial instruments [line items]
Number of hedges	1					2
Cash flow hedges | Foreign exchange derivatives | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Number of hedges	11					11
Cash flow hedges | Foreign exchange derivatives | AUD
Disclosure of detailed information about financial instruments [line items]
Number of hedges	12					9